Consolidated Balance Sheet (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	155	101
Restricted cash and cash equivalents	521	499
Accounts receivable	831	820
Material and supplies	230	201
Deferred and receivable income taxes	43	122
Other	89	105
Total current assets	1,869	1,848
Properties	24,541	23,917
Intangible and other assets	249	261
Total assets	26,659	26,026
Current liabilities
Accounts payable and other	1,626	1,580
Current portion of long-term debt	577	135
Total current liabilities	2,203	1,715
Deferred income taxes	5,555	5,333
Pension and other postretirement benefits, net of current portion	784	1,095
Other liabilities and deferred credits	776	762
Long-term debt	6,323	6,441
Shareholders' equity
Common shares	4,108	4,141
Accumulated other comprehensive loss	(3,257)	(2,839)
Retained earnings	10,167	9,378
Total shareholders' equity	11,018	10,680
Total liabilities and shareholders' equity	26,659	26,026